Related party transactions - Key management personnel (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Transactions
Capital	€ 307,879,000	€ 308,111,000
Balances
Accounts Payables	153,781,000	147,349,000
General Partner
Transactions
Reimbursements paid to related party for management services	14,612,000	25,995,000	€ 18,153,000
Annual fee portion of reimbursements paid to related party	€ 120,000
Annual fee, as percent of General Partner's share capital	4.00%
Capital	€ 3,000,000
Balances
Accounts Receivable	176,000	246,000
Accounts Payables	47,205,000	23,020,000
Vice Chairman of reporting entity's supervisory board who is also Partner in law firm which provided services
Transactions
Amount paid for services received from related party	€ 0	€ 2,337,000	€ 1,258,000